Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(g-2) Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Credit facility undrawn portion	$ 78,000,000
Long-Term Debt - Additional Information
Debt Instrument [Line Items]
Interest and finance costs	7,451,854	6,129,911	5,673,906
Capitalized interest	$ 1,618,836	$ 786,263	$ 611,655
Weighted average interest rate	3.53%	3.21%	2.76%